Submission	Apr. 08, 2025
Submission [Line Items]
Central Index Key	0000110621
Registrant Name	RPM INTERNATIONAL INC/DE/
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES